Basis of presentation and basis of consolidation	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation And Basis Of Consolidation [Abstract]
Basis of presentation and basis of consolidation

3.    Basis of presentation and basis of consolidation

3.1 Basis of presentation

These consolidated financial statements have been issued in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and interpretations issued by the International Financial Reporting Interpretations Committee (collectively “IFRS”).

The consolidated financial statements have been authorized for issuance on May 1, 2023.

All accounting policies and measurement bases with effect on the consolidated financial statements were applied in their preparation.

The consolidated financial statements were prepared on a historical cost basis, with the exceptions disclosed in the notes to the consolidated financial statements, where applicable, and in those situations where IFRS requires that financial assets and financial liabilities are valued at fair value.

For the year ended December 31, 2022, the Company reported a net profit of $462,414 thousand and for the years ended 2021 and 2020, the Company reported net losses of $115,374 thousand, $249,758 respectively. Our business has historically been subject to fluctuations in the price of the products and market demand for them, caused by general and regional economic cycles, raw material and energy price fluctuations, competition and other factors.

To support its assessment of the going concern basis of accounting, management has prepared a financial model which considers the revenues, expenditures, cash flows, net tax payments and capital expenditures for a period of at least one year from the date of approval of these financial statements. The financial projections to determine these future cash flows are modelled considering the principal variables that determine the historic flows at a Group level including prices, volumes, costs, capital expenditures and net working capital. These projections are based on the 2023 annual budget and management’s five-year financial model. Key assumptions include estimates on sale prices based on the order book and indexes. It has to be considered that sale prices are the variable to which the Company´s cash flows are more sensitive to. Sensitivities have been run, including stressed scenarios with reductions on the base case sale prices for the coming months, to reflect the key risks and uncertainties impacting the cash flow projections.

Ferroglobe’s primary short-term liquidity needs are to fund its capital expenditure commitments, fund specific initiatives underlying the strategic plan, service its existing debt, fund working capital and comply with other contractual obligations. Ferroglobe’s long-term liquidity needs primarily relate to debt servicing and repayment. Ferroglobe’s core objective with respect to capital management is to maintain a balanced and sustainable capital structure through the economic cycles, while keeping the cost of capital at competitive levels.  We believe our working capital is sufficient for our present requirements, and we anticipate generating sufficient cash from operations to satisfy our short and long-term liquidity needs.

As a result of all the analysis performed, the Company has concluded that there is no substantial doubt about its ability to continue as a going concern.

3.2 International financial reporting standards

Application of new accounting standards

New and amended standards and interpretations adopted by the Company

No new standards effective on January 1, 2022 have a material impact on the consolidated financial statements. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

New and amended standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for the reporting period ended December 31, 2022 and have not been early adopted by the Company. Standards, interpretations and amendments published by the IASB that will be effective for periods beginning on or after January 1, 2023:

●	IFRS 17 Insurance Contracts (issued on 18 May 2017); including Amendments to IFRS 17 (issued on June 2020 and effective from annual period beginning on January 1, 2023)
●	Amendments to IAS 1 Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current - Deferral of Effective Date (issued on January 2020 and July 2020 respectively and effective from annual period beginning on January 1, 2023)
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (issued on February 2021 and effective from annual period beginning on January 1, 2023)
●	Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates (issued on February 2021 and effective from annual period beginning on January 1, 2023)
●	Amendments to IAS 12 Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued on May 2021 and effective from annual period beginning on January 1, 2023)
●	Amendments to initial application of IFRS 17 and IFRS 9: Comparative information (issued on December 2021 and effective from annual period beginning on January 1, 2023)
●	Amendments to IFRS 16: Lease Liability in a sale and Leaseback (issued on September 2022 and effective from annual period beginning on January 1, 2024)
●	Amendments to IAS 1: Non-current liabilities with Covenants (issued on October 2022 and effective from annual period beginning on January 1, 2024)

The Company is continuously assessing the impact of the application of these standards or interpretations that are not yet effective, and it is not expected that the application of these standards will have a material impact on the entity in the current or future reporting periods and on foreseeable future transactions.

3.3 Currency

Until September 30, 2021, the Parent’s functional currency was the Euro. Due to an occurrence of events and conditions that reduce the number of transactions in euros, and in accordance with International Financial Reporting Standards, management conducted a review of the functional currency of Ferroglobe PLC and they concluded that there has been a change in its functional currency from Euro to U.S. Dollars, effective since October 1, 2021.

Ferroglobe PLC is the parent company of Ferroglobe Group and its main assets and liabilities relate to intercompany transactions. Due to the new group structure, PLC has signed an agreement in which they agreed to convert all intercompany receivables and payables outstanding into US Dollars. Additionally, PLC financing instruments (debt and equity instruments) are U.S. Dollars denominated.

The change in functional currency was implemented prospectively starting October 1, 2021. To give effect to this change, balances of the parent company as of October, 1, 2021 have been translated to USD in accordance with IAS 21 “The effect of changes in foreign exchange rates”. The functional currencies of subsidiaries are determined by the primary economic environment in which each subsidiary operates.

The reporting currency of the Company is U.S. Dollars and as such the accompanying results and financial position have been translated pursuant to the provisions indicated in IAS 21.

All differences arising from the aforementioned translation are recognized in equity under “Translation differences.”

Upon the disposal of a foreign operation, the translation differences relating to that operation deferred as a separate component of consolidated equity are recognized in the consolidated income statement when the gain or loss on disposal is recognized.

3.4 Responsibility for the information and use of estimates

The information in these consolidated financial statements is the responsibility of Ferroglobe’s Management.

Certain assumptions and estimates were made by management in the preparation of these consolidated financial statements, including:

●	The impairment analysis on goodwill, see Note 7;
●	the useful life of property, plant and equipment and intangible assets, see Note 4.3;
●	the impairment analysis on property, plant and equipment and valuations, determined by value in use or by fair value less cost of disposal methods, see Note 9;
●	the fair value of financial instruments, see Note 29;
●	the assumptions used in the actuarial calculation of pension liabilities, see Note 15;
●	the discount rate used to calculate the present value of certain collection rights and payment obligations, see Note 15;
●	provisions for contingencies and environmental liabilities, see Note 25;
●	the net realizable value of inventory, see Note 11;
●	income taxes, including the recoverability of the deferred tax asset; see Note 23;

The Company based its estimates and judgments on historical experience, known or expected trends and other factors that are believed to be reasonable under the circumstances. Actual results may differ materially from these estimates. Changes in accounting estimates are applied in accordance with IAS 8.

At the date of preparation of these consolidated financial statements no events had taken place that might constitute a significant source of uncertainty regarding the accounting effect that such events might have in future reporting periods.

3.5 Critical accounting judgements and key sources of estimation uncertainty

In the application of the Company's accounting policies, the directors are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical judgements in applying the Company's accounting policies

The following are the critical judgements, apart from those involving estimations (which are dealt with separately below), that the directors have made in the process of applying the Company's accounting policies and that have the most significant effect on the amounts recognized in financial statements.

Fair value measurement of financial instruments

Certain of the Company's financial instruments are classified as Level 3 as they include unobservable inputs. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: in the principal market for the asset or liability; or in the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

For those assets and liabilities measured at fair value at the balance sheet date, further information on fair value measurement is provided in Note 29.

Going concern

As required by the accounting rules, the Company performs an analysis to assess the Company’s ability to continue as a going concern. In this analysis, management makes certain estimates. To assess the liquidity risk the Company has defined a financial model which considers the revenues, expenditures, cash flows, net tax payments, capital expenditures and net working capital requirements. The financial projections to determine future cash flows are modelled considering the principal variables that determine the historic flows at a Group level including prices, volumes, costs, capital expenditures and net working capital. These projections are based on the 2023 annual budget and management’s five-year financial model.

Impairment of long-lived assets

The Company’s evaluation of goodwill and PP&E for impairment involves the comparison of the carrying amounts of assets with their recoverable amount. The determination of the recoverable amount requires significant judgement in developing and applying underlying assumptions concerning future market and conditions (operating costs and working capital requirements) for the periods projected, as well as the determination of an appropriate discount rate and terminal value. The key assumptions used for estimating cash flow projections in the Group’s impairment testing are those relating to discount rate, revenue, operating cost and operating margin. For certain assets, recoverable amount has been determined at fair value less cost of disposal, which determination is subject to significant judgement.

Inventories

Cost of inventories is determined by the average cost method. Inventories are valued at the lower of cost or Net Realizable Value. Circumstances may arise (e.g., reductions in market pricing, obsolete, slow moving or defective inventory) that require the carrying amount of our inventory to be written down to net realizable value. We estimate market and net realizable value based on current and future expected selling prices, as well as expected costs to complete, including utilization of parts and supplies in our manufacturing process. We believe that these estimates are reasonable; however, future market price decreases caused by changing economic conditions, customer demand, or other factors could result in future inventory write-downs that could be material.

Key sources of estimation uncertainty

The key assumptions concerning the future, and other key sources of estimating uncertainty at the reporting period that may have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year, are discussed below.

Impairment of assets

The Company reviews the carrying value of assets on a periodic basis, and whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable.

Such circumstances or events could include: a pattern of losses involving the asset; a decline in the market value for the asset; and an adverse change in the business or market in which the asset is involved. Determining whether an impairment has occurred typically requires various estimates and assumptions, including determining which cash flows are directly related to the potentially impaired asset, the useful life over which cash flows will occur, their amount and the asset’s residual value, if any. Estimates of future cash flows and the selection of appropriate discount rates relating to particular assets or groups of assets involve the exercise of a significant amount of judgement.

The key assumptions for the value in use calculation are those regarding the discount rate, growth rate, and cash flows. Cash flow projections are based on the Company’s five year internal forecast. Estimates of selling prices and direct costs are based on past experience, expectations of future changes in the market and historic trends. Sensitivities are disclosed in Note 7 of the Consolidated Financial Statements.

3.6 Basis of consolidation

The financial statements of the subsidiaries are fully consolidated with those of the Parent. Accordingly, intercompany balances and transactions, including income, expenses and dividends, are eliminated in the consolidated financial statements. Gains and losses resulting from intercompany transactions are also eliminated.

Non-controlling interests are presented in “Equity – Non-controlling interests” in the consolidated statement of financial position, separately from the consolidated equity attributable to the Parent. The share of non-controlling interests in the profit or loss for the year is presented under “Loss/Profit attributable to non-controlling interests” in the consolidated income statement.

When necessary, adjustments are made to the financial statements of subsidiaries to align the accounting policies used to the accounting policies of the Company.